Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 1,481		$ 1,762
Prepayments for leases - satellite	4,841		3,129
Others	3,399		2,708
Prepayments	9,721		7,599
Prepaid rents	484		497
Others	3,306		2,641
Current prepayments	3,790	$ 121	3,138
Prepaid rents	997		1,265
Prepayments for leases - satellite	4,841		3,129
Others	93		67
Noncurrent prepayments	$ 5,931	$ 189	$ 4,461